Today's Date: Thursday, February 1, 2001
Performance For Period Ending December 31, 2000
Series	Inception Date	One-Year Performance		Five-Year Performance		Since Inception Date
		Total Return	Average Annual Return	Total Return	Average Annual Return	Total Return	Average Annual Return
DOMESTIC
Baby Boom Economy PortfoliosSM — Growth
Series 00A	4/17/00	N/A	N/A	N/A	N/A	-13.77%	N/A
Baby Boom Economy PortfoliosSM — Growth & Income
Series 00A	4/19/00	N/A	N/A	N/A	N/A	-11.24%	N/A
Earnings Growth Consistency Portfolio
Series 00A	3/3/00	N/A	N/A	N/A	N/A	4.11%	N/A
Premier American Portfolio
Series 004	1/8/97	17.03%	17.03%	N/A	N/A	94.11%	18.13%
Series 007	2/19/99	-5.25%	-5.25%	N/A	N/A	-2.54%	-1.37%
Series 008	8/24/99	6.67%	6.67%	N/A	N/A	8.04%	5.87%
S&P 500 Trust
Series 001[14]	5/26/83	-11.23%	-11.23%	126.81%	17.78%	374.00%	16.82%
Series 002	2/19/92	-11.00%	-11.00%	125.90%	17.68%	274.88%	16.06%
S&P MidCap Trust
Series 001	2/19/92	15.11%	15.11%	145.44%	19.65%	273.55%	16.02%
INTERNATIONAL
European Growth Portfolio
Series 00A	5/15/00	N/A	N/A	N/A	N/A	-11.60%	N/A
Premier World Portfolio
Series 001	8/7/97	-14.16%	-14.16%	N/A	N/A	74.73%	17.82%
SECTOR
Biotechnology Portfolio
Series 00A	3/2/00	N/A	N/A	N/A	N/A	-13.86%	N/A
Series 00B	4/18/00	N/A	N/A	N/A	N/A	40.47%	N/A
Broadband Portfolio
Series 00B	3/16/00	N/A	N/A	N/A	N/A	-59.13%	N/A
Series 00C	6/2/00	N/A	N/A	N/A	N/A	-48.50%	N/A
Financial Services Portfolio
Series 99A	9/15/99	25.91%	25.91%	N/A	N/A	32.65%	24.36%
Health Care Trust
Series 004	1/20/99	35.64%	35.64%	N/A	N/A	60.29%	27.40%
Series 005	7/16/99	28.94%	28.94%	N/A	N/A	38.43%	24.89%
Internet Portfolio
Series 99D	12/2/99	-31.08%	-31.08%	N/A	N/A	-15.00%	-13.94%
Series 00A	1/14/00	N/A	N/A	N/A	N/A	-26.76%	N/A
Series 00B	3/22/00	N/A	N/A	N/A	N/A	-54.48%	N/A
Series 00C	6/1/00	N/A	N/A	N/A	N/A	-40.31%	N/A
Series 00D	8/9/00	N/A	N/A	N/A	N/A	-40.16%	N/A
Media Portfolio
Series 00A	4/26/00	N/A	N/A	N/A	N/A	-9.27%	N/A
Real Estate Income Fund
Series 004	5/12/99	23.36%	23.36%	N/A	N/A	9.13%	5.47%
Series 00A	7/20/00	N/A	N/A	N/A	N/A	4.49%	N/A
Tele-Global Trust
Series 005	1/25/99	-24.86%	-24.86%	N/A	N/A	19.04%	9.43%
Series 006	7/15/99	-27.92%	-27.92%	N/A	N/A	22.12%	14.61%
Series 00B	8/17/00	N/A	N/A	N/A	N/A	-34.03%	N/A
Utility Common Stock Series
Series 014[15]	10/5/89	66.54%	66.54%	94.28%	14.19%	233.05%	12.77%
Series 015	6/4/92	51.64%	51.64%	69.27%	11.09%	143.32%	10.92%
Utility Portfolio
Series 002	12/1/98	48.72%	48.72%	N/A	N/A	24.53%	11.10%
Series 003	5/13/99	48.77%	48.77%	N/A	N/A	27.03%	15.72%
Series 99B	12/7/99	58.66%	58.66%	N/A	N/A	53.41%	49.26%
Series 00A	6/19/00	N/A	N/A	N/A	N/A	35.04%	N/A
14. "Since Inception" returns represent latest ten years rather than since inception.
15. "Since Inception" returns represent latest ten years rather than since inception.

Past performance is no guarantee of future results. Unit prices and investment returns fluctuate with changes in market conditions. Your investment may be worth more or less than your original cost when you redeem. Returns represent changes in unit price plus reinvestment of any distributions, divided by initial offer price, and reflect deduction of maximum applicable sales charges and expenses.

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